PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets at December 31, 2018 and 2019 consisted of the following:

		As of December 31,
		2018	2019
		RMB	RMB
Deductible input VAT		118,850	329,439
Deferred rental commission	(a)	48,731	80,641
Deposits to landlords		21,924	70,598
Prepaid marketing expense		21,532	34,410
Receivables from payment channels		23,127	18,553
Interest receivable		8,260	15,751
Other receivable	(b)	—	23,859
Others		23,370	63,367
Prepayments and Other Current Assets		265,794	636,618
(a)

The Group pays commissions to its employees or third‑parties based on the number of apartments they help the Group successfully leases from the landlords or leases to the residents. As the commission fee is the cost incurred as a result of entering into the lease agreement with the landlords or residents, they are considered as part of rental cost or contract acquisition cost and amortized using the straight‑line method over the lease terms with landlords or residents. The amortization are recorded in other operating expenses for the commission related with the apartments leased from landlords, and in sales and marketing expenses for the commission related with the apartments leased to residents. The unamortized commissions with terms of more than one year is recorded in non‑current assets.

(b)

In January 2019, the Company made a deposit for a potential business acquisition in the amount of US$3,000 (equivalent to RMB20,624) to Bennet Holding Co., Ltd ("Bennet"). The Company subsequently determined not to continue the acquisition and entered into a loan agreement with Bennet to lend the above mentioned US$3,000 to Bennet with a maturity date of July 31, 2020. The Company also provided an additional loan of US$428 (equivalent to RMB2,986) to Bennet in November 2019 with a term of one year. The annual interest rate of the loans is 10% and were pledged by 7.44% equity shares of Bennet which were held by the controlling shareholder of Bennet.